UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of the Securities Exchange Act of 1934

STARWOOD COMMERCIAL MORTGAGE DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2015 to December 31, 2015
Date of Report (Date of earliest event reported):  February 5, 2016

025-01547	0001598811
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
_________________________________
Andrew J. Sossen
Vice President
(203) 422-7700
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
_________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _____
Central Index Key Number of issuing entity (if applicable): _____
Central Index Key Number of underwriter (if applicable): _____
____________________________________________________
(Exact name of issuing entity as specified in its charter)

___________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The last date on which payments on asset-backed securities held by non-affiliates were made was May 13, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:            February 5, 2016
STARWOOD COMMERCIAL MORTGAGE DEPOSITOR, LLC (Securitizer)

By:	/s/ Andrew J. Sossen
Name:	Andrew J. Sossen
Title:	Vice President